SCHEDULE OF COMPONENTS OF LEASE EXPENSES (Details) - CNY (¥)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Lease cost
Operating lease cost	¥ 163,524	¥ 192,928
Short term lease cost
Total lease cost	¥ 163,524	¥ 192,928